MAX BERUEFFY

Senior Counsel — Senior Vice President

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: max.berueffy@protective.com

December 19, 2017

Via EDGAR and E-mail

Disclosure Review Office Three

Division of Investment Management

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C.  20549

Re:	Protective Variable Annuity Investors Series ADV Contract
Protective Variable Annuity Separate Account
Initial Registration Statement on Form N-4
File Nos. 333-220666; 811-08108

Dear Ms. Samuel:

On behalf of Protective Life Insurance Company (the “Company”) and Protective Variable Annuity Separate Account (the “Account”), we are providing responses to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the above-referenced Form N-4 Registration Statement (“Registration Statement”) for certain flexible premium deferred variable and fixed annuity contracts (the “Contracts”).  We are transmitting this response letter in connection with the filing of Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement.

The Amendment incorporates changes made in response to comments received from the Staff in a letter addressed to outside counsel for the Company dated November 22, 2017, and oral comments received from the Staff by outside counsel on December 15, 2017, pertaining to the Registration Statement.  Oral comments received from the Staff on December 15, 2017, addressed the Company’s prior draft response to Comment 9, and included a new comment to disclosure in the prospectus for the Contracts.  Those additional comments and the Company’s responses to those comments are set forth in the “Additional Staff Comments” section of this letter.

Ms. Sally Samuel, Branch Chief

U.S. Securities and Exchange Commission

December 19, 2017

For the Staff’s convenience, each of the comments is set forth in full below, followed by the Company’s response. Acceleration requests from the Company and principal underwriter accompany the filing.

General Comments

1.                                      Comment:  Missing Information: Please confirm that all missing and/or bracketed information, including financial statements, exhibits and other required information, will be included in one or more pre-effective amendments to the registration statement.

Response:  The Company confirms that all missing information, including financial statements, exhibits, and other required information will be filed in the Amendment to the Registration Statement.

2.                                      Comment:  EDGAR Series and Class IDs: Please confirm supplementally that the contract name on the front cover page of the prospectus is and will continue to be the same as that associated with the EDGAR class identifiers.

Response:  The Company confirms the EDGAR Series and Class Identifiers for the Protective Variable Annuity Investors Series ADV Contract have been updated and are the same as the Contract name on the front cover page of the Prospectus.

3.                                      Comment:  Guarantees and Supports:  Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the benefits or features under the contract or whether the company will be solely responsible for any benefits or features associated with the contract.

Response:  There are no guarantees or support agreements with third parties to support any of the Company’s guarantees under the Contract.  The Company is solely responsible for paying out on any guarantees associated with the Contract.

Cover Page

4.                                      Comment:  On the Cover Page, in the first paragraph, please include disclosure stating that the Contract is only available through Financial Intermediaries that charge an Advisor Fee for their services or language to such effect.

Response:  The Company has added the recommended disclosure to the first paragraph on the cover page of the Prospectus.

Table of Contents

5.                                      Comment:  Example of Allocation Adjustment Program:  Please delete the referenced section from the Table of Contents as, unlike the Investor Series contract prospectus, this prospectus does not include such example in Appendix C.  Please also review the Table of Contents to ensure that all disclosure that has been deleted in adapting the Investor Series contract prospectus no longer appears in the Table (e.g., “Surrender Charge (Contingent Deferred

Sales Charge)”).

Response:  The Company has removed the sections noted and has confirmed that the sections identified in the Table of Contents are consistent with the Prospectus.

6.                                      Comment:  Rate Sheet Prospectus Supplement:  Please consider including a reference to this section in the Table of Contents.

Response:  The Company has added a reference to the Rate Sheet Prospectus Supplement section in the Table of Contents.

Prospectus

7.                                      Comment:  Owner Transaction Expenses Table:  On page 5, in the “Owner Transaction Expenses Table” and elsewhere in the prospectus, the “marked” disclosure indicates that a surrender charge is not imposed on Contract Owners.  However, Appendix A includes a table outlining the steps taken to determine the surrender charge for “the $45,000 withdrawal” and for “the $165,000 full surrender.”  Please reconcile.  Please also review the registration statement to ensure that all existing references to a “surrender charge” are deleted, if accurate (e.g., Table of Contents).

Response:  The Company has removed references to “surrender charge” throughout the prospectus.

8.                                      Comment:  Periodic Fees and Charges Table (p. 5):  In footnote 1, please clarify the meaning of “on that date.”

Response:  The Company has revised footnote 1 in the Periodic Fees and Charges table to clarify that the date referenced is the Contract Anniversary or surrender, as applicable.

9.                                      Comment:  Range of Expenses For The Funds (p. 6):  Please delete footnote 3 to the Table.  We note that only contractual expense reimbursements and fee waiver arrangements should be disclosed.

Response:  The Company disagrees with the Staff comment.  The Company is not aware of any requirement or Instruction under Item 3 of Form N-4 or written guidance from the Commission or the Staff that would prevent disclosing the effect of voluntary expense reimbursement or fee waiver arrangements on the range of fund expenses table in a footnote to that table.  Instead, language in both Form N-4 and the Commission release adopting amendments to Form N-4 to require the disclosure of the range of total expenses for funds available under a registered variable annuity contract support the use of such disclosure in a footnote. See Disclosure of Costs and Expenses by Insurance Company Separate Accounts Registered as Unit Investment Trusts that Offer Variable Annuity Contract, SEC Release No. 33-8147 (Nov. 13, 2002) (“Adopting Release”).  With respect to range of total fund expenses table, the Adopting Release notes in the “Other Fee Table Changes” section of the Release that expenses after reimbursement or waiver can be disclosed in a footnote to the table.  General

Instruction 19 to Item 3(a) of Form N-4 reiterates that position.  Neither statement distinguishes between contractual and voluntary expense reimbursement and fee waiver arrangements.

Notably, in the Adopting Release, the Commission does distinguish between contractual and voluntary expense reimbursement and fee waiver arrangements in allowing a separate line to be added to the range of total fund expenses table that takes into account expense reimbursement and fee waiver arrangements.  In footnote 14 in the Adopting Release, the Commission specifically conditions the addition of the second line to the range of fund expenses table on the expense reimbursement and fee waiver arrangements being contractual.  Where the Commission wanted to limit fund expense disclosure to reflect only contractual expense reimbursement and fee waiver arrangements in the Adopting Release, it did so explicitly.

The Company notes that disclosing the effect of voluntary expense reimbursement and fee waiver arrangements in a footnote is consistent with the position the Staff previously took with respect to disclosing such arrangements in fee tables to fund prospectuses.  In a letter addressed to Craig S. Tyle, Esq., General Counsel, Investment Company Institute, from Barry D. Miller, Associate Director, SEC’s Division of Investment Management, dated October 2, 1998 (the “1998 Letter”), the SEC staff clearly stated that voluntary expense reimbursement or fee waiver arrangements can be disclosed in a footnote to the fee table for a fund.  See 1998 Letter, Response to Question 6.

For the reasons noted, the Company respectfully declines to comply with the Staff comment.

10.                               Comment:  Example of Charges Table (p. 6):  Please supplementally explain why the captions under the Example of Charges Table have been deleted in adapting the Investor Series prospectus.  Please revise the disclosure as appropriate.  We note that Item 3 to Form N-4 requires captions to the Table in certain circumstances.

Response:  The Company revised the Example of Charges section in the Prospectus to include only one scenario because the expenses were the same whether the Owner held, annuitized or surrendered the Contract.  The Company has added clarifying disclosure to the text immediately preceding the expense example.

11.                               Summary (pp. 7-9):

a.                                      Comment:  Can I surrender the Contract? — On page 8, under the referenced caption, please consider including disclosure indicating that there are no surrender charges associated with the Contract.

Response:  The Company has added disclosure indicating that there are no surrender charges associated with the Contract.

b.                                      Comment:  Where may I find financial information about the Sub-Accounts?  On page 9, under the referenced caption, please delete the reference to “Appendix D” as the registration statement does not include an “Appendix D.”  Please revise the disclosure to indicate where financial information about the Sub-Accounts may be found (i.e., “Appendix C”).

With respect to Appendix C, please confirm supplementally that the reason condensed financial information has not been provided for any Sub-Account offered under the Contract is because no such Sub-Account will have commenced operations as of the date of the prospectus.  Alternatively, if any Sub-Account has been previously made available under any other contract offered through the same separate account (e.g., the other contract has the same underlying fund option and the same total separate account expense), then please include in Appendix C the accumulation values and number of accumulation units outstanding for each such Sub-Account from the date of its inception (or for ten years, if less).  See Instruction 1 to Item 4(a) of Form N-4.

Response:  The Company has corrected the reference to condensed financial information to refer to Appendix C instead of Appendix D.  The Company confirms that it will not provide condensed financial information for the Sub-Accounts because the Sub-Accounts had not commenced operations as of the date of the prospectus.  In addition, the Company notes that there are no other sub-accounts under variable annuity contracts funded by the Protective Variable Annuity Separate Account that have the same level of asset-based charges as the Sub-Accounts and therefore the same accumulation unit values.

c.                                       Comment:  Can Advisor Fees be paid from the Contract Value? — On page 9, under the referenced caption, please consider enhancing the disclosure relating to payment of Advisor Fees.  For example, disclose that Advisor Fees deducted from the Contract Value are considered withdrawals and its effect on reducing contract benefits (e.g., the Return of Purchase Payments Death Benefit).

Response:  The Company has revised the disclosure to describe the impact that the payment of Advisor Fees from Contract Value will have on the Return of Purchase Payments Death Benefit.

12.                               Comment:  Federal Tax Status (p. 9):  In the paragraph under the referenced caption, please disclose that payments of Advisor Fees are considered “withdrawals” for tax purposes and briefly explain the reason for this characterization.

Response:  The Company has complied with the Staff comment.  The Company has revised the disclosure in the Federal Tax Status section to reflect that the payment of Advisor Fees generally will be treated as distributions for tax purposes only if the payment is from a non-Qualified Contract or a Contract issued in connection with a Code section 457 plan.

13.                               Comment:  Determination of Accumulation Units (p. 24):  In the bullets describing certain events reducing the number of Accumulation Units, please consider including disclosure in the second bullet indicating that “withdrawals” include payments for Advisor Fees.

Response:  The Company has revised the disclosure to note that “withdrawals” include payments for Advisor Fees.

14.                               Comment:  Withdrawals (p. 29):  Please disclose the consequences of payment of Advisory Fees through the Contract if a payment were to reduce the Contract Value below $5,000.

Response:  The Company will allow the payment of Advisory Fees through Contract Value to continue, even if the payment of the Advisory Fees were to reduce the Contract Value below $5,000, and has added disclosure to the Withdrawals section of the prospectus describing this practice.

15.                               Comment:  Payment of Advisor Fees (p. 31):  Please consider including separate examples showing how the payment of the Advisor Fee out of the Contract Value will reduce Contract Value and Death Benefit (assuming Return of Purchase Payments Death Benefit was selected).

Response:  The Company has included an example of how the payment of the Advisor Fee out of the Contract Value will reduce the Contract Value and Return of Purchase Payments Death Benefit.

16.                               Comment:  Optional Return of Purchase Payments Death Benefit (p. 35):  Please disclose the effect of how payment of the Advisor Fee withdrawn from the Contract Value affects the Optional Return of Purchase Payments Death Benefit.

Response:  The Company has added disclosure describing how the payment of Advisor Fees withdrawn from Contract Value affects the Optional Return of Purchase Payments Death Benefit.

17.                               Comment:  Rate Sheet Prospectus Supplement Information (p. 37):  With respect to the above-referenced section of the prospectus, please address the following:

a.                                      Please add disclosure that all the historic rates of the Return of Purchase Payments Death Benefit covered by the Rate Sheet Prospectus Supplements will be included an appendix to the prospectus on a going forward basis.

Response:  The Company has complied with the Staff comment.

b.                                      Please file the form of Rate Sheet Prospectus Supplement to be employed with the Contract as part of the pre-effective amendment responding to these comments.

Response:  The Rate Sheet Prospectus Supplement will be filed with the pre-effective amendment.

18.                               Comment:  Other Information (p. 38):  In the first sentence you use the phrase “financial advisors associated with Financial Intermediaries.”  At other places in the prospectus, the phrase “Qualified financial advisors associated with Financial Intermediaries” is used.  Please revise the disclosure for consistency and/or create a defined term for such financial advisors.  In the alternative, please use the defined term “Financial Intermediaries.”

Response:  The Company has revised the Prospectus to be consistent in the use of the phrase “financial advisors associated with Financial Intermediaries.”

19.                               Comment:  Advisor Fees Paid From Your Contract Value (p. 49):  In the last paragraph under the referenced caption, you indicate that the federal tax treatment of Advisor Fees paid from Contract Value is uncertain.  Please clarify if you are referring to non-Qualified Contracts or Qualified Contracts or both.

Response:  The Company has added language to clarify that the federal tax treatment of Advisor Fees paid from Contract Value is uncertain for both non-Qualified and Qualified Contracts.

Additional Staff Comments

1.                                      Comment:  Range of Expenses For The Funds (p. 6):  As noted in Comment 9, please delete footnote 3 to the Table.  We note that only contractual expense reimbursements and fee waiver arrangements should be disclosed.

Response:  For the reasons noted in response to Comment 9, the Company respectfully disagrees with the Staff comment.  However, the Company recognizes that the range of Total Annual Fund Operating Expenses shown in footnote 3, which takes into account voluntary expense reimbursements and fee waiver arrangements, does not vary from the range of expenses set forth in the Total Annual Fund Operating Expenses After Contractual Fee Waiver or Reimbursement line in the Range Of Expenses For The Funds table.  For that reason, the Company removed footnote 3 to the Range Of Expenses For The Funds table.

2.                                      Comment: Rate Sheet Prospectus Supplement Information (p.37): Please replace the phrase “this prospectus” in the first sentence of the last paragraph of the “Rate Sheet Prospectus Supplement Information” section of the prospectus with the phrase “the Rate Sheet Prospectus Supplement.”

Response:  The Company has complied with the Staff comment.

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We believe that the Amendment is complete and responds to all Staff comments and that the Amendment provides all information investors require for an informed decision as to whether to purchase a Contract.  We respectfully request that the Staff review these materials as soon as possible.  As noted above, requests for acceleration from the Company and from the principal underwriter accompany the Amendment and request acceleration of the effective date of the Amendment to December 27, 2017 or as soon as practicable thereafter.

Sincerely,

Max Berueffy

cc:	Keith Gregory, Esq.
Thomas Bisset, Esq.